Non-current financial assets	6 Months Ended
Jun. 30, 2026
Disclosure of financial assets [abstract]
Non-current financial assets	Non-current financial assets
The change in non-current financial assets breaks down as follows:

(in thousands of euros)	Rights Placed in Trust	Security deposits paid	Total
Net book value as of Net book value as of December 31, 2025	24	409	434
Additions	—	—	—
Decreases	—	—	—
Reclassification	—	—	—
Currency translation adjustments	—	—	—
Net book value as of Net book value as of June 30, 2026	24	409	434